Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,880,751
Financial assets, ending balance	2,855,948	$ 2,880,751
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	88,639
Financial assets, ending balance	97,302	88,639
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	88,639
Financial assets, ending balance	97,302	88,639
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	76,882
Financial assets, ending balance	75,668	76,882
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,762
Financial assets, ending balance	345,173	391,762
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	230,628
Financial assets, ending balance	241,648	230,628
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,762
Financial assets, ending balance	345,173	391,762
– stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	390,105
Financial assets, ending balance	343,040	390,105
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,384
Financial assets, ending balance	2,094	1,384
Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	234
Financial assets, ending balance	0	234
Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39
Financial assets, ending balance	39	39
Gross carrying/nominal amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,584,710
Financial assets, ending balance	2,676,167	2,584,710
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,750,586	1,681,844
New financial assets originated or purchased	444,194	437,861
Assets derecognised (including final repayments)	(338,311)	(354,209)
Changes to risk parameters – further lending/repayment	(66,752)	(54,702)
Assets written off	(2,617)	(2,976)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange	(28,632)	42,568
Others	4,948	(223)
Financial assets, ending balance	1,753,395	1,750,586
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	3,000
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,750,586
Financial assets, ending balance	1,753,395	1,750,586
Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	399,717
Financial assets, ending balance	347,203	399,717
Gross carrying/nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,906,543
Financial assets, ending balance	2,020,735	1,906,543
Gross carrying/nominal amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,903
Financial assets, ending balance	345,269	391,903
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,584,710
Financial assets, ending balance	2,676,167	2,584,710
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	772,408
Financial assets, ending balance	880,351	772,408
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	61,716
Financial assets, ending balance	42,421	61,716
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	230,628
Financial assets, ending balance	241,648	230,628
Gross carrying/nominal amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,903
Financial assets, ending balance	345,269	391,903
Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,336,365
Financial assets, ending balance	2,494,993	2,336,365
Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,506,451	1,561,613
Transfers of financial instruments:	21,107	(129,236)
– transfers from stage 1 to stage 2	(159,633)	(298,725)
– transfers from stage 2 to stage 1	182,432	172,894
– transfers to stage 3	(2,345)	(3,942)
– transfers from stage 3	653	537
New financial assets originated or purchased	444,070	437,836
Assets derecognised (including final repayments)	(304,158)	(313,347)
Changes to risk parameters – further lending/repayment	(61,742)	(83,147)
Foreign exchange	(25,231)	32,808
Others	2,915	76
Financial assets, ending balance	1,577,582	1,506,451
Gross carrying/nominal amount | – stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	390,193
Financial assets, ending balance	343,107	390,193
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	227,405
Financial assets, ending balance	160,756	227,405
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	223,432	105,551
Transfers of financial instruments:	(27,863)	116,783
– transfers from stage 1 to stage 2	159,633	298,725
– transfers from stage 2 to stage 1	(182,432)	(172,894)
– transfers to stage 3	(6,478)	(10,320)
– transfers from stage 3	1,414	1,272
Assets derecognised (including final repayments)	(31,393)	(37,409)
Changes to risk parameters – further lending/repayment	(3,634)	29,092
Foreign exchange	(2,918)	9,123
Others	1,882	(292)
Financial assets, ending balance	155,742	223,432
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,404
Financial assets, ending balance	2,116	1,404
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,621
Financial assets, ending balance	20,101	20,621
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,424	14,335
Transfers of financial instruments:	6,756	12,453
– transfers to stage 3	8,823	14,262
– transfers from stage 3	(2,067)	(1,809)
Assets derecognised (including final repayments)	(2,750)	(3,430)
Changes to risk parameters – further lending/repayment	(1,268)	(597)
Assets written off	(2,610)	(2,946)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange	(479)	633
Others	151	1
Financial assets, ending balance	19,797	20,424
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	257
Financial assets, ending balance	0	257
Gross carrying/nominal amount | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	319
Financial assets, ending balance	317	319
Gross carrying/nominal amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	279	345
New financial assets originated or purchased	124	25
Assets derecognised (including final repayments)	(10)	(23)
Changes to risk parameters – further lending/repayment	(108)	(50)
Assets written off	(7)	(30)
Foreign exchange	(4)	4
Others		(8)
Financial assets, ending balance	274	279
Gross carrying/nominal amount | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	49
Financial assets, ending balance	46	49
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Decrease in financial assets	1,700	1,300
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,566)
Financial assets, ending balance	(12,068)	(15,566)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,707)
Financial assets, ending balance	(12,164)	(15,707)
Total ECL income statement change for the period	928	(8,817)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,391)	(9,125)
Net remeasurement of ECL arising from transfer of stage	595	(1,001)
New financial assets originated or purchased	(553)	(654)
Assets derecognised (including final repayments)	1,127	1,111
Changes to risk parameters – further lending/repayment	1,633	488
Changes to risk parameters – credit quality	(2,227)	(9,199)
Changes to models used for ECL calculation	(49)	433
Assets written off	2,612	2,974
Credit-related modifications that resulted in derecognition		7
Foreign exchange	229	(436)
Others	(149)	(11)
Financial assets, ending balance	(11,875)	(15,391)
ECL income statement change for the period	526	(8,822)
Recoveries	409	326
Others	(111)	(84)
Total ECL income statement change for the period	(824)	8,580
Decrease in financial assets	3,516
Decrease in financial assets relating o volume movements	2,207
Exchange and other movements	378
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(123)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,391)
Financial assets, ending balance	(11,875)	(15,391)
Total ECL income statement change for the period	(824)	8,580
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(141)
Financial assets, ending balance	(96)	(141)
Total ECL income statement change for the period	(48)	48
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(14,707)
Financial assets, ending balance	(11,627)	(14,707)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(141)
Financial assets, ending balance	(96)	(141)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,566)
Financial assets, ending balance	(12,068)	(15,566)
Total ECL income statement change for the period	880	(8,769)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(175)
Financial assets, ending balance	(193)	(175)
Total ECL income statement change for the period	19	95
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(75)	94
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(141)
Financial assets, ending balance	(96)	(141)
Allowance for ECL | – stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,414)
Financial assets, ending balance	(1,648)	(2,414)
Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,331)	(1,464)
Transfers of financial instruments:	(1,792)	(1,122)
– transfers from stage 1 to stage 2	527	947
– transfers from stage 2 to stage 1	(2,279)	(2,073)
– transfers to stage 3	24	30
– transfers from stage 3	(64)	(26)
Net remeasurement of ECL arising from transfer of stage	1,225	907
New financial assets originated or purchased	(553)	(653)
Assets derecognised (including final repayments)	174	160
Changes to risk parameters – further lending/repayment	547	157
Changes to risk parameters – credit quality	1,111	(408)
Changes to models used for ECL calculation	(17)	134
Foreign exchange	26	(47)
Others	(53)	(5)
Financial assets, ending balance	(1,557)	(2,331)
ECL income statement change for the period	2,487	297
Allowance for ECL | – stage 1 | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(88)
Financial assets, ending balance	(67)	(88)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,445)
Financial assets, ending balance	(3,380)	(5,445)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,403)	(2,441)
Transfers of financial instruments:	2,601	1,951
– transfers from stage 1 to stage 2	(527)	(947)
– transfers from stage 2 to stage 1	2,279	2,073
– transfers to stage 3	1,010	986
– transfers from stage 3	(161)	(161)
Net remeasurement of ECL arising from transfer of stage	(596)	(1,158)
Assets derecognised (including final repayments)	489	464
Changes to risk parameters – further lending/repayment	498	85
Changes to risk parameters – credit quality	(1,012)	(4,374)
Changes to models used for ECL calculation	(33)	294
Foreign exchange	45	(223)
Others	(85)	1
Financial assets, ending balance	(3,326)	(5,403)
ECL income statement change for the period	(654)	(4,689)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(20)
Financial assets, ending balance	(22)	(20)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,585)
Financial assets, ending balance	(6,970)	(7,585)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,544)	(5,121)
Transfers of financial instruments:	(809)	(829)
– transfers to stage 3	(1,034)	(1,016)
– transfers from stage 3	225	187
Net remeasurement of ECL arising from transfer of stage	(34)	(750)
Assets derecognised (including final repayments)	458	485
Changes to risk parameters – further lending/repayment	576	248
Changes to risk parameters – credit quality	(2,354)	(4,378)
Changes to models used for ECL calculation	1	5
Assets written off	2,605	2,944
Credit-related modifications that resulted in derecognition		7
Foreign exchange	157	(163)
Others	(16)	(8)
Financial assets, ending balance	(6,928)	(7,544)
ECL income statement change for the period	(1,353)	(4,390)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	0	(23)
Allowance for ECL | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(122)
Financial assets, ending balance	(70)	(122)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(113)	(99)
New financial assets originated or purchased		(1)
Assets derecognised (including final repayments)	6	2
Changes to risk parameters – further lending/repayment	12	(2)
Changes to risk parameters – credit quality	28	(39)
Assets written off	7	30
Foreign exchange	1	(3)
Others	5	1
Financial assets, ending balance	(64)	(113)
ECL income statement change for the period	46	(40)
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10)
Financial assets, ending balance	$ (7)	$ (10)